Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Interest bearing	$ 78,499
Non-interest bearing	78,360
Payables after notice	352,073
Payable on a fixed date	473,508
Total	982,440	$ 910,879
Canada [member]
Disclosure Of Deposits [Line Items]
Interest bearing	66,676
Non-interest bearing	66,417
Payables after notice	148,164
Payable on a fixed date	336,884
Total	618,141	564,412
United States [member]
Disclosure Of Deposits [Line Items]
Interest bearing	11,753
Non-interest bearing	11,942
Payables after notice	201,844
Payable on a fixed date	88,527
Total	314,066	301,064
Other countries [member]
Disclosure Of Deposits [Line Items]
Interest bearing	70
Non-interest bearing	1
Payables after notice	2,065
Payable on a fixed date	48,097
Total	50,233	45,403
Banks [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	4,302
Non-interest bearing	1,945
Payables after notice	1,584
Payable on a fixed date	24,715
Total	32,546	29,080
Business and governments [member]
Disclosure Of Deposits [Line Items]
Interest bearing	70,630
Non-interest bearing	41,740
Payables after notice	209,747
Payable on a fixed date	252,902
Total	575,019	548,068
Individuals [Member]
Disclosure Of Deposits [Line Items]
Interest bearing	3,567
Non-interest bearing	34,675
Payables after notice	140,742
Payable on a fixed date	141,783
Total	320,767	297,886
Total amortized cost deposits [member]
Disclosure Of Deposits [Line Items]
Interest bearing	78,499
Non-interest bearing	78,360
Payables after notice	352,073
Payable on a fixed date	419,400
Total	928,332	875,034
Deposits at FVTPL [member]
Disclosure Of Deposits [Line Items]
Payable on a fixed date	54,108
Total	$ 54,108	$ 35,845